PRINCIPAL ACCOUNTING POLICIES - Estimated useful life (Details)	12 Months Ended
Dec. 31, 2021
Leasehold improvements
Property, equipment and software, net
Property plant and equipment, useful life	Shorter of respective lease term or estimated useful life
Computer and equipment | Minimum
Property, equipment and software, net
Property plant and equipment, useful life	26 months
Computer and equipment | Maximum
Property, equipment and software, net
Property plant and equipment, useful life	4 years
Software
Property, equipment and software, net
Property plant and equipment, useful life	5 years
Office furniture and fixtures
Property, equipment and software, net
Property plant and equipment, useful life	3 years
Motor vehicles
Property, equipment and software, net
Property plant and equipment, useful life	5 years
Office buildings | Minimum
Property, equipment and software, net
Property plant and equipment, useful life	10 years
Office buildings | Maximum
Property, equipment and software, net
Property plant and equipment, useful life	20 years